12. Capital Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Capital Stock

Preferred Stock

The Company has authorized the issuance of a total of 20,000,000 shares of its preferred stock, each share having a par value of $0.001.

Common Stock

The Company has authorized the issuance of 150,000,000 shares of its common stock, each share having a par value of $0.001.

Prior to the closing of the SPA with Sky Rover, Mr. Lei Pei purchased 6,000,000 newly-issued shares of common stock of the Company for $3,000,000 in cash in a separate transaction that closed on March 30, 2015.

Effective April 17, 2015 in connection with the closing of the Sky Rover SPA, Sky Rover's designees received 33,240,000 shares of the Company's common stock of which 3,371,351 were newly issued and 29,868,649 were conveyed by certain affiliated and unaffiliated existing shareholders to complete the transaction. All shares were considered to be part of the $400,000 acquisition price to acquire the stock per the terms described in Note 3.

Common Stock Issued for Debt Conversion

During the second quarter of 2015, the Company issued 123,268 shares of common stock to Goldenrise upon conversion of a debt owed to them.

Common Stock Issued for Services

During the first quarter of 2015, the Company issued 250,000 shares of common stock for consulting services rendered. In connection with these issuances, the Company recorded stock-based compensation for the three and nine months ended September 30, 2015 of $0 and $65,000, respectively.

Common Stock Issued To Extinguish Debt

During the second quarter of 2015, the Company entered into settlement agreements with two vendors whereby 25,000 shares of common stock were issued to settle $49,189 of outstanding amounts due. The Company recorded a gain of $2,089 on these settlements.

Contributed Capital

During the nine months ended September 30, 2015, the Company’s former Chief Executive Officer, Michael Dunn and its former Controller forgave accrued compensation due to each of them. As a result, the Company recorded contributed capital of $1,673,774 during this period.

During the nine months ended September 30, 2015, our former CEO Lei Pei paid $150,000 to sellers of Powerdyne in connection with the purchase price and subsequent Installment Payments due under the agreement. Mr. Pei was not issued a note and as a result, the Company recorded this amount as contributed capital in the accompanying consolidated financial statements.

During the nine months ended September 30, 2015, Sky Rover advanced $139,885 to the Company for expenses incurred by the Company due to the fact that the Sky Rover SPA closed later than originally anticipated. This amount was recorded as contributed capital upon the close of the Sky Rover SPA as no repayment was required.

Preferred Stock

We have authorized the issuance of a total of 20,000,000 shares of our preferred stock, each share having a par value of $0.0001.

Common Stock

We have authorized the issuance of 150,000,000 shares of our common stock, each share having a par value of $0.001.

Common Stock to Consultants and Advisors for Services

During 2014, we issued 50,000 shares of common stock for services relating to investor relations and the development of shareholder awareness. The shares were valued at $12,500 which was our determination of the fair market value of the shares. We recorded general and administrative expense of $12,500 in connection with the share issuance.

During 2013, we issued 526,599 shares of common stock in payment for services relating to retail distribution, product representation and strategic counseling. The shares were valued at $27,500 which was our determination of the fair market value of the shares. We recorded selling and marketing expense of $20,000 and general and administrative expense of $7,500 in connection with the share issuances.

Common Stock Issued for Compensation

During 2013, we hired a Director of Sales and a Retail Business Manager. As part of the employment arrangements, we issued the individuals a total of 214,555 shares of our common stock and recorded selling and marketing expense of $83,250 in connection with the share issuances based on our determination of the fair market value of the shares.

Warrants and Stock Options

During the years ended December 31, 2014 and 2013, there were no warrants or stock options outstanding and there was no expense related to warrants or stock options.

On June 29, 2007, our Board of Directors adopted the 2007 Equity Incentive Plan (the “2007 Plan”).  The 2007 Plan provides for the grant of equity awards to our directors, officers, other employees, consultants, independent contractors and agents, including stock options to purchase shares of our common stock, stock appreciation rights (“SARs”), restricted stock, restricted stock units, bonus stock and performance shares.  Up to 13,889 shares of our common stock may be issued pursuant to awards granted under the 2007 Plan, subject to adjustment in the event of stock splits and other similar events. The 2007 Plan is administered by our Board of Directors, and expires ten years after adoption, unless terminated earlier by the Board.  As of December 31, 2014, there have been no grants made under the 2007 Plan.